Cash and Cash Equivalents (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Components of Cash and Cash Equivalents
Cash at bank and on hand	$ 256.1	$ 9.5	$ 13.1
Short-term deposits	9.3	9.1	6.1
Total cash and cash equivalents	$ 265.4	$ 18.6	$ 19.2	$ 42.4